Disposal and Closure of Subsidiaries and Branches (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disposal Of Subsidiaries Disclosure Abstract
Loss on disposal closing of subsidiaries and branches	¥ 9,653	¥ 5,495